CONDENSED CONSOLIDATED STATEMENTS OF STOCKHOLDERS' DEFICIT (Unaudited) - USD ($)	Total	Common Stock	Subscriptions Payable	Additional Paid-In Capital	Accumulated Deficit	Noncontrolling Interest
Balance, shares at Dec. 31, 2021		923,029,038
Balance, amount at Dec. 31, 2021	$ (31,063,023)	$ 923,029	$ 5,610	$ 12,860,873	$ (44,921,837)	$ 69,302
Common stock subscribed for services or subscription payable	21,300	0	21,300	0	0	0
Acquisition of IST	3,206	$ 0	0	0	0	3,206
Common shares issued in exchange for debt, shares		333,871,496
Common shares issued in exchange for debt, amount	1,439,894	$ 333,872	0	1,106,022	0	0
Modification of Series A Preferred Stock	(39,866,742)	0	0	0	(39,866,742)	0
Net Loss	(21,749,920)	0	0	0	(21,630,143)	(119,777)
Balance, amount at Dec. 31, 2022	(91,215,285)	$ 1,256,901	26,910	13,966,895	(106,418,722)	(47,269)
Balance, shares at Dec. 31, 2022		1,256,900,534
Net Loss	(1,472,711)	$ 0	0	0	(1,390,301)	(82,410)
Subscription payable for services	5,325	$ 0	5,325	0	0	0
Issuance of shares for exchange for debt, shares		466,848,487
Issuance of shares for exchange for debt, amount	804,088	$ 466,848	0	337,240	0	0
Acquisition of Asberry 22 Holdings, Inc.	(63,775)	0	0	603,859		(667,634)
Balance, amount at Mar. 31, 2023	(91,942,358)	$ 1,723,749	32,235	14,907,994	(107,809,023)	(797,313)
Balance, shares at Mar. 31, 2023		1,723,749,021
Balance, shares at Dec. 31, 2022		1,256,900,534
Balance, amount at Dec. 31, 2022	(91,215,285)	$ 1,256,901	26,910	13,966,895	(106,418,722)	(47,269)
Common shares issued in exchange for debt, shares		1,140,904,043
Common shares issued in exchange for debt, amount	1,206,188	$ 1,140,904	0	65,284	0	0
Net Loss	(10,401,590)	$ 0	0	0	(10,418,949)	17,359
Common stock subscribed for services or subscription payable, shares		58,830,333
Common stock subscribed for services or subscription payable, amount	98,853	$ 58,830	(30,175)	70,198	0	0
Acquisition of Asberry	(63,775)			603,859		(667,634)
Disposition of IST	(3,206)	0	0	0	0	(3,206)
Balance, amount at Dec. 31, 2023	(100,378,815)	$ 2,456,635	(3,265)	14,706,236	(116,837,671)	(700,750)
Balance, shares at Dec. 31, 2023		2,456,634,910
Net Loss	(3,275,788)	$ 0	0	0	(3,331,886)	56,098
Issuance of shares for exchange for debt, shares		410,050,045
Issuance of shares for exchange for debt, amount	158,803	$ 410,050	0	(251,247)	0	0
Balance, amount at Mar. 31, 2024	$ (103,495,800)	$ 2,866,685	$ (3,265)	$ 14,454,989	$ (120,169,557)	$ (644,652)
Balance, shares at Mar. 31, 2024		2,866,684,955